Short-term borrowings and long-term debt (Short-term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Short-term Debt [Line Items]
Loans, principally from banks, with a weighted-average interest at March 31, 2016 and March 31, 2017 of 2.05% and of 1.86% per annum, respectively	¥ 1,125,324	¥ 1,068,417
Commercial paper with a weighted-average interest at March 31, 2016 and March 31, 2017 of 0.71% and of 1.08% per annum, respectively	3,828,358	3,629,717
Short-term borrowings	¥ 4,953,682	¥ 4,698,134